Warrants (Details) € / shares in Units, $ / shares in Units, $ in Thousands, € in Millions					1 Months Ended			3 Months Ended	6 Months Ended
	Dec. 16, 2022 EUR (€) € / shares shares	Aug. 17, 2022 shares	Aug. 08, 2022 EUR (€) shares	Apr. 30, 2017 EUR (€) € / shares shares	Jun. 30, 2020 € / shares shares	Oct. 31, 2019 EUR (€)	Apr. 30, 2017 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 € / shares shares	Dec. 16, 2022 $ / shares	Dec. 15, 2022 shares	Sep. 30, 2022 $ / shares shares
Statement [Line Items]
Number of warrants issued									18,352,893
Warrants outstanding									16,351,314	16,351,314			917,164
Payments for redemption of warrants | $									$ 427
Ordinary shares par value | $ / shares									$ 0.01				$ 0.01
APHC
Statement [Line Items]
Ordinary shares par value | $ / shares											$ 0.01
2017 Series C Warrants
Statement [Line Items]
Number of warrants issued									1,215,345
Warrants exercise price | € / shares										€ 0.04
Warrants outstanding													74,479
Number of warrants repurchased		326,429	5,000,194
Maximum repurchase value of warrants | €			€ 8.0
Maximum threshold period for repurchase of warrants after receipt of the notice			30 days
Number of warrants redeemed	326,429
Redemption price of warrants | € / shares	€ 1.19
Payments for redemption of warrants | €	€ 0.4
Series C Warrants 2020 [Member]
Statement [Line Items]
Number of warrants issued									786,234
Warrants exercise price | € / shares										€ 5.22
Warrants outstanding													652,126
Loan facility with European Investment Bank | 2017 Series C Warrants
Statement [Line Items]
Number of warrants issued				5,326,623			5,326,623
Maximum loan facility available | €				€ 25.0			€ 25.0
Amount of loan tranche | €						€ 15.0	€ 10.0
Threshold period prior to the maturity of the capital loan for the warrant holder to exercise the put option							30 days
Maximum fair value of shares for which warrants exercisable | €							€ 8.0
Series C Preferred Shares | Loan facility with European Investment Bank | 2017 Series C Warrants
Statement [Line Items]
Number of shares issued for each warrant				1			1
Warrants exercise price | € / shares				€ 0.01			€ 0.01
Kreos Capital IV
Statement [Line Items]
Loan facility amount | €								€ 4.0
Number of shares issuable on exercise of warrants								190,559
Warrants exercise price | € / shares								€ 2.288
Warrants outstanding									190,559	190,559
Kreos Capital IV | Series B Preferred Shares
Statement [Line Items]
Number of warrants issued								835,185
Number of shares issued for each warrant								1
Warrants exercise price | € / shares								€ 0.5220
Investment agreement with several investors | Series C Warrants 2020 [Member]
Statement [Line Items]
Number of warrants exercised												2,365,078	587,769
Warrants outstanding												493,065	2,858,143
Investment agreement with several investors | Series C Preferred Shares | Series C Warrants 2020 [Member]
Statement [Line Items]
Number of warrants issued					3,445,912
Number of shares issued for each warrant					1			1
Warrants exercise price | € / shares					€ 1.1859
Number of shares issued (in shares)					3,445,912